FINANCE COSTS (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Finance Cost [Line Items]
Debt facilities, finance costs, non-cash accretion expense	$ 10.1	$ 9.6